Cash and Cash Equivalents (Details)	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Deposits bear interest rate		5.10%
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Deposits bear interest rate	4.70%
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Deposits bear interest rate	5.78%